Label	Element	Value
Steward Covered Call Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Steward Covered Call Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Dividend income and options premium income, with the potential for capital appreciation and less volatility than the broad equity market.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Fund’s portfolio turnover rate was 135% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	135.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management fees” are restated to reflect the Fund’s current management fee rate effective August 1, 2019. “Other expenses” are restated to reflect the Fund’s current administration fee rate effective August 1, 2019.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•

You invest $10,000 for the periods shown and then redeem all your shares at the end of those periods (except Class C is also shown assuming you kept your shares);

•

Your investment has a 5% return each year; and

•

The Fund’s operating expenses remain the same (including one year of capped expenses in each period).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s principal investment strategy is to invest in a portfolio of large-cap, dividend-paying, equity securities that are listed on U.S. exchanges and to write (sell) covered call options on those securities with the overall goal of providing options premium income and lowering volatility of the Fund’s portfolio when compared to the broader uncovered large-cap securities market, subject to the limitations of the Fund’s values-based screening policies. In implementing its investment strategies, the Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs marketed with the primary intent to terminate pregnancy; (5) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (6) directly involved in the production, distribution or retail of adult entertainment; or (7) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products.

Under normal market circumstances, the Fund will:

•

write (sell) call options on at least 80% of its equity securities

•

invest at least 80% of its assets in the securities of companies included in the Fund’s benchmark*

The Fund’s equity investments will consist primarily of common stocks of large U.S. companies, most of which will pay dividends, with sufficient liquidity and option market interest to suggest that call options can be readily written on those securities. The Fund’s benchmark index is a widely recognized broad-based large-cap index and is the same as the first index identified in the Average Annual Total Returns table below.

Covered call options may be written on the Fund’s equity securities. A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Fund, the obligation to sell, the underlying security at a specified exercise price at any time prior and up to the expiration of the contract. When call options are written, the Fund will typically write options with exercise prices that are above the current market price of the security, thus providing room for growth. The purchaser pays a premium to the Fund for the option so the premium is an extra source of income to the Fund. If the price of the underlying security rises, but does not rise to the level of the exercise price, the option would not typically be exercised and the Fund would keep both the security at its appreciated value and the option premium. However, if the price of the underlying security rises above the exercise price of the option prior to expiration of the option and the option is exercised, the Fund will lose the value of that extra appreciation, although the loss in appreciation will be moderated by the amount of the option premium received by the Fund. If the price of the security drops below the price at the time the option was written, such loss in value will be diminished by the value of the premium.

The covered call strategy used by the Fund is designed to earn extra income for the Fund from premiums to moderate the impact of market declines and to reduce the volatility of the Fund’s portfolio. This strategy means that the Fund may be expected to underperform equity markets during periods of sharply rising equity prices; conversely, by using this strategy, the Fund would tend to outperform equity markets during periods of flat or declining equity prices due to the Fund’s receipt of premiums from selling the call options. Covered call options on a particular equity security may be sold up to the full number of shares of that equity security held by the Fund. For securities on which options expire unexercised, the Fund can write more options, thus earning more premium income, until an option on the security is exercised. The Fund’s portfolio manager considers several factors when writing (selling) options, including the overall equity market outlook, factors affecting the particular industry sector, individual security considerations, the timing of corporate events and the levels of option premiums.

The companies included in the investment universe represent a broad spectrum of U.S. economic sectors and are primarily U.S. issuers. Changes to the companies in which the Fund invests will usually be prompted by changes in the portfolio manager’s evaluation of the relative performance of the securities, changes in a securities option market, or the development of a material portfolio construction issue. Following any changes, the portfolio manager will rebalance the portfolio in an attempt to more closely match the characteristics of the broader mid- and large-cap market. To the extent that a rebalance involves buying new securities, the Fund’s portfolio manager will write calls against those securities in due course. To the extent that a rebalance involves selling securities, the Fund’s portfolio manager will close out the option positions against the security being sold. In addition, since the Fund uses its best efforts to avoid investments in companies that do not pass the Fund’s values-based screening criteria, it will divest itself, in a timely manner, of securities that are subsequently added to the list of prohibited securities. The Fund may also close out (buy back) call options it has written in order to adjust the Fund’s risk profile or in anticipation of certain corporate actions and/or events such as ex-dividend dates, earnings announcements and/or other material corporate actions.

Values-based Investing.   The Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs marketed with the primary intent to terminate pregnancy; (5) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (6) directly involved in the production, distribution or retail of adult entertainment; or (7) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products. However, the Fund may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies.

For purposes of the alcohol, tobacco and gambling screens, material involvement means that a company derives 10% or more of its revenues from the screened activities. For purposes of the adult entertainment screen, companies directly involved in the production, distribution or retail of adult entertainment (defined as media and materials intended to appeal exclusively to the prurient interest) and companies that derive 2% or more of their revenues from the screened activities are screened. For purposes of the abortion, stem cell research and cannabis screens, there is no revenue threshold; any direct involvement in the screened activities will cause a company to be screened out of the investment universe. For purposes of the abortion screen, a company that is not itself directly involved in the screened activities will be screened out of the investment universe if  (a) it owns 20% or more of another company that is directly participating in the screened activities, or (b) it is 50% or more owned by another company that is directly participating in the screened activities.

*

The 80% is measured as of the time of investment and is applied to the value of the Fund’s net assets plus the amount of any borrowings for investment purposes. For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investment in the Fund involves risk. There can be no assurance that the Fund will achieve its investment objective. You can lose money on your investment in the Fund. When you sell your Fund shares, they may be worth less than what you paid for them. The Fund, by itself, does not constitute a balanced investment program. The Fund may not achieve its objective if the portfolio manager’s expectations regarding particular securities or markets are not met. The value of shares of the Fund will be influenced by market conditions as well as by the performance of the securities in which the Fund invests. The Fund’s performance may be better or worse than that of funds with similar investment policies. The Fund’s performance is also likely to be different from that of funds that use different strategies for selecting investments.

The Fund’s covered call option strategy to moderate risk may not be successful if markets or individual security prices do not move as expected and may expose the Fund to greater losses than if this strategy had not been used. This strategy can cause the Fund to lose the benefits of greater-than-anticipated increases in value of a security while not protecting it from declines in the value of a security. The Fund will also be limited in its ability to sell a security during the term of an option written on that security. The prices of options can be volatile, causing relevant exchanges to suspend trading during certain periods and limiting the Fund’s ability to trade in these instruments. Covered call options can be difficult to close out and may involve extra costs for the Fund, including the costs of higher portfolio turnover often associated with this strategy.

Risks of investing in the Fund include:

• Call Options Risk – Writing call options to generate income and to potentially hedge against market declines by generating option premiums involves risk. These risks include, but are not limited to, potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.

Limited Gains:   By writing covered call options, the Fund will give up the opportunity to benefit from potential increases in the value of a Fund asset above the exercise price, but it will bear the risk of declines in the value of the asset. Writing call options may expose the Fund to additional costs.

Option Exercise:   As the writer of a call option, the Fund cannot control the time when it may be required to fulfill its obligation to the purchaser of the option. Once the Fund has received an exercise notice, it may not be able to effect a closing purchase transaction in order to terminate its obligation under the option and must then deliver the underlying security at the exercise price.

Lack of Liquidity for the Option:   Derivatives may be difficult to sell or unwind. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out a covered call position previously written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

Lack of Liquidity for the Underlying Security:   The Fund’s investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Fund will generally hold the stocks underlying the call option, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.

Value Changes:   The value of call options will be affected by changes in the value and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options’ expiration. Additionally, the exercise price of an option may be adjusted downward before the option’s expiration as a result of the occurrence of events affecting the underlying equity security. A reduction in the exercise price of an option would reduce the Fund’s capital appreciation potential on the underlying security.

• Values-based Screening Policies – The Fund’s values-based screening policies exclude certain securities issuers from the universe of otherwise available investments. As a result, the Fund may not achieve the same level of performance as it otherwise would have in the absence of the screening process. If the Fund has invested in a company that is later discovered to be in violation of one or more screening criteria and liquidation of an investment in that company is required, selling the securities at issue could result in a loss to the Fund. Further, the Fund’s values-based screening policies may prevent the Fund from participating in an otherwise suitable investment opportunity.

• Equity Securities – The value of equity securities will rise and fall in response to the activities of the companies that issued the securities, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds will take precedence over the claims of owners of its equity securities.

• Dividend Risk – The income of the Fund may fluctuate due to the amount of dividends that companies elect to pay.

• Security Selection and Market Risk – The Fund’s portfolio securities may underperform the market or other funds with similar objectives or may not perform in line with the expectations of the Fund’s portfolio manager. The value of the Fund’s investments may also change with general market conditions.

• Market Disruption and Geopolitical Risk – Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the value of the Fund and its investments. Such events include the recent pandemic of the novel coronavirus disease known as COVID-19, the withdrawal of the United Kingdom from the European Union (Brexit) and the ongoing trade disputes between the United States and China. Likewise, natural and environmental disasters and systemic market dislocations may be highly disruptive to economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund and its investments. Given the increasing interdependence among global economies and markets, conditions in one country, market or region might adversely affect markets, issuers and/or foreign exchange rates in other countries, including the United States. Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments held by the Fund.

The recent COVID-19 pandemic has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

Market disruptions could cause the Fund to lose money, experience significant redemptions and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

• High Portfolio Turnover Risk – High portfolio turnover could increase the Fund’s transaction costs, result in taxable distributions to shareholders and negatively impact performance.

• Tax Risk – Writing covered call options may significantly reduce or eliminate the amount of dividends that constitute qualified dividend income, which is taxed to noncorporate shareholders at lower rates for federal income tax purposes. Covered calls also are subject to federal income tax rules that: 1) limit the allowance of certain losses or deductions by the Fund; 2) convert the Fund’s long-term capital gains into higher-taxed short-term capital gains or ordinary income; 3) convert the Fund’s ordinary losses or deductions to capital losses, the deductibility of which is more limited; and/or 4) cause the Fund to recognize income or gains without a corresponding receipt of cash.

• Issuer Risk – The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

• Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. Crossmark will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

• Concentration Policy Risk – To the extent securities of any one industry or group of industries comprise close to 25% of the Fund, the Fund may be limited in its ability to overweight with respect to that industry or industry group, due to the Fund’s fundamental policy not to concentrate in a particular industry or industry group.

• Share Ownership Concentration Risk – To the extent that a significant portion of the Fund’s shares is held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell or exit investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Calendar Year Total Returns bar chart shows performance of Institutional Class shares year by year since the Fund’s inception. Returns for other share classes will differ only to the extent that they have different expenses. Updated performance information is available on the Fund’s website at www.crossmarkglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of two broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.crossmarkglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Steward Covered Call Income Fund Year-by-year total return as of 12/31 each year (%) Institutional Class Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS

Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	* Inception date was December 14, 2017
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter, 1st Quarter 2019	9.85%
Worst Quarter, 4th Quarter 2018	-9.79%
Year-To-Date Return, 2nd Quarter 2020	-7.38%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-To-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(7.38%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.79%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2019
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan. Two indices that are broad measures of market performance are shown because the Fund’s Board of Directors has determined that both are relevant to the types of securities in which the Fund invests.

Steward Covered Call Income Fund | Cboe S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Cboe S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.68%
Since Inception	rr_AverageAnnualReturnSinceInception	5.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2017
Steward Covered Call Income Fund | Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	31.49%
Since Inception	rr_AverageAnnualReturnSinceInception	12.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2017
Steward Covered Call Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (CDSC) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.63%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.80%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.68%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.43%	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	488
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	872
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,951
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.52%
Since Inception	rr_AverageAnnualReturnSinceInception	7.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2017
Steward Covered Call Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[4]
Maximum deferred sales charge (CDSC) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[4]
Maximum account fee	rr_MaximumAccountFee	none	[4]
Management fees	rr_ManagementFeesOverAssets	0.63%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.87%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.50%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.50%	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	731
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,286
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,798
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	731
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,286
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,798
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.68%
Since Inception	rr_AverageAnnualReturnSinceInception	7.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2017
Steward Covered Call Income Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[5]
Maximum deferred sales charge (CDSC) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[5]
Maximum account fee	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.63%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.71%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.34%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.44%	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,574
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.12%
Since Inception	rr_AverageAnnualReturnSinceInception	7.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2017
Steward Covered Call Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (CDSC) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.63%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.72%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.35%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.35%	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	706
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,593
Annual Return 2018	rr_AnnualReturn2018	(3.48%)
Annual Return 2019	rr_AnnualReturn2019	20.75%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.75%
Since Inception	rr_AverageAnnualReturnSinceInception	7.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2017
Steward Covered Call Income Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	17.88%
Steward Covered Call Income Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	12.67%

[1]	"Management fees" are restated to reflect the Fund's current management fee rate effective August 1, 2019.
[2]	"Other expenses" are restated to reflect the Fund's current administration fee rate effective August 1, 2019.
[3]	Crossmark has contractually agreed through August 30, 2021 to waive fees and reimburse expenses to the extent that total annual Fund operating expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, acquired fund fees and expenses and extraordinary expenses (as determined under generally accepted accounting principles)) exceed 1.25%, 2.00%, 0.90% and 1.00% for Class A, Class C, Class R6 and Institutional Class, respectively. If it becomes unnecessary for Crossmark to waive fees or make reimbursements, Crossmark may recapture any of its prior waivers or reimbursements for a period not to exceed three fiscal years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the total annual Fund operating expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, acquired fund fees and expenses and extraordinary expenses (as determined under generally accepted accounting principles)) to exceed the applicable expense limitation in effect at the time of recoupment or in effect at the time of the waiver or reimbursement, whichever is lower. The agreement to waive fees and reimburse expenses may be terminated by the Board of Directors at any time and will terminate automatically upon termination of the Investment Advisory Agreement.
[4]	Class C shares are subject to a CDSC. If you redeem your shares within twelve months of purchase you will be assessed a 1% CDSC. Class C shares convert to Class A shares after eight years. If you purchase Class C shares through a broker-dealer or other financial intermediary (such as a bank), your intermediary may impose different conversion terms, including an earlier conversion.
[5]	Class R6 shares are made available to authorized dealers without any distribution-related payments or account servicing payments. Accordingly, you may be charged a commission or other account management or service fee by your dealer which is not reflected herein.